Trade and other receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables	€ 443	€ 323
Less: allowance for expected credit losses	(6)	(4)
Trade receivables – net	437	319
Other	184	145
Total	€ 621	€ 464